As filed with the Securities and Exchange Commission on April 17, 2003 Registration No. 333-65458

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM N-6

                              SEC File # 811-5563

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         Pre-Effective Amendment No. ___                     [ ]
                         Post-Effective Amendment No.  5                     [X]
                                                      ---

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                Amendment No. 18                             [X]
                                             ----

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                                    Dechert
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401


It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on __________, pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be April 28, 2003.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policy.

Filing Fee: None

This Post-Effective Amendment No. 5 is being filed pursuant to Rule 485
(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 3 to Registration Statement No. 333-65458 filed pursuant to Rule 485 (a) under the Securities Act of 1933 on February 7, 2003, the effectiveness of which was previously delayed by Post-Effective Amendment No. 4 filed on April 3, 2003. The contents of Post-Effective Amendment No. 3 are incorporated by reference herein.

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SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 2003
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2003

Khanh T. Tran*                Director, Executive Vice    ____________, 2003
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2003
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2003
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2003

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2003

James T. Morris*              Executive Vice President    ____________, 2003


*BY: /s/ DAVID R. CARMICHAEL                                  April 17, 2003
David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-65458, Accession No. 0001017062-02-000861, and
incorporated by reference herein.)